TAXES (Details)		12 Months Ended
	May 01, 2016	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
VAT, Business Tax and related surcharges
Applicable VAT rates	6.00%	6.00%	6.00%	6.00%
Applicable VAT rates payable	12.00%
Applicable VAT rates, net presentation method	6.00%
Surcharge on gross revenues	3.00%